Purchased services and sport rights expenses - Composition of sport rights expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Purchased services and sport rights expenses.
Non-capitalized sport rights expenses	€ 118,490	€ 54,171	€ 46,812
Amortization of capitalized sport rights	233,945	160,018	140,200
Total sport rights expenses	€ 352,435	€ 214,189	€ 187,012